                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2007

Date of Reporting Period:  June 30, 2007

Item 1. Reports to Stockholders

                          Navellier Millennium Funds


                                               2007 SEMIANNUAL REPORT


                                             Top 20 Portfolio
                                             International Growth Portfolio



(GRAPHIC)



                                           (NAVELLIER CALCULATED INVESTING LOGO)

                                    SEMIANNUAL REPORT, June 30, 2007 (unaudited)
                                                      Navellier Millennium Funds

                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

During the first six months of the year, we witnessed solid performance for the Navellier International Growth Portfolio; however, we cannot conceal our disappointment in the performance of the Navellier Top 20 Portfolio. The Navellier International Growth Portfolio returned 10.34% versus a return of 11.09% for the E.A.F.E. Index. The Navellier Top 20 Portfolio returned 0.89% while the Russell 3000 Growth Index returned 8.22%. The portfolios are discussed in depth below.

NAVELLIER INTERNATIONAL GROWTH PORTFOLIO MID-YEAR REVIEW: The first six months of 2007 provided positive returns for international markets, and subsequently the Navellier International Growth Portfolio. Commodities, along with developed and emerging market equities continued their upward march to new 52 week highs. This, despite the fact former Federal Reserve Chairman Alan Greenspan forecast a 1 in 3 chance of a recession before year's end, and in late February, a fall of the Shanghai Index by 8.8% in one day, triggering a nearly 10% downslide afterwards in equity markets around the world. The bounce from this event was due to the fact that China still continued to produce goods for export, voracious demand for raw materials by China, and consumer demand for cheap intermediate and finished goods.

The portfolio was able to take advantage of some of this turmoil by having much lower exposure to financials than the benchmark. More importantly, the portfolio's holdings were able to take advantage of the world trade and shifting currencies, as the markets were characterized by continued weakness of the U.S. dollar relative to the British pound and the euro.




(INTERNATIONAL GROWTH PORTFOLIO GRAPHIC)

                            MILLENNIUM INT'L
                                 GROWTH           EAFE      EAFE GROWTH
                            ----------------      ----      -----------


9/5/00                          10000.00        10000.00      10000.00
9/30/00                          9158.00         9408.00       9339.00
12/31/00                         7310.00         9162.00       8659.00
6/30/01                          6612.00         7841.00       7058.00
12/31/01                         5893.00         7219.00       6546.00
6/30/02                          6283.00         7119.00       6408.00
12/31/02                         5232.00         6088.00       5514.00
6/30/03                          5861.00         6687.00       5918.00
12/31/03                         7106.00         8472.00       7305.00
6/30/04                          7305.00         8884.00       7503.00
12/31/04                         8121.00        10224.00       8508.00
6/30/05                          8038.00        10137.00       8384.00
12/31/05                         9305.00        11657.00       9669.00
6/30/06                         10018.00        12881.00      10592.00
12/31/06                        11446.00        14787.00      11863.00
6/30/07                         12630.00        16427.00      13314.00




                         INTERNATIONAL GROWTH PORTFOLIO



TOTAL RETURNS                                    EAFE
FOR PERIODS ENDED                      EAFE     GROWTH
JUNE 30, 2007*               FUND     INDEX     INDEX
------------------------------------------------------

Six Months                  10.34%    11.09%    12.23%
One Year                    26.08%    27.54%    25.71%
Annualized Five Year        14.99%    18.21%    15.75%
Annualized Since
 Inception**                 3.48%     7.55%     4.29%
Value of a $10,000
 investment over Life
 of Fund**                 $12,630   $16,427   $13,314



 * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

 ** Inception September 5, 2000



(TOP 20 PORTFOLIO GRAPHIC)

                    MILLENNIUM TOP    RUSSELL 3000
                          20             GROWTH       RUSSELL 3000
                    --------------    ------------    ------------


9/30/98                10000.00         10000.00        10000.00
12/31/98               12550.00         12649.00        12143.00
6/30/99                16960.00         13992.00        13522.00
12/31/99               22077.00         16927.00        14681.00
6/30/00                25680.00         17610.00        14821.00
12/31/00               20300.00         13132.00        13585.00
6/30/01                17547.00         11393.00        12755.00
12/31/01               16059.00         10555.00        12028.00
6/30/02                14651.00          8387.00        10554.00
12/31/02               10579.00          7596.00         9437.00
6/30/03                12621.00          8620.00        10636.00
12/31/03               14974.00          9948.00        12369.00
6/30/04                14472.00         10242.00        12813.00
12/31/04               15475.00         10637.00        13847.00
6/30/05                15128.00         10437.00        13845.00
12/31/05               16967.00         11187.00        14694.00
6/30/06                17516.00         11152.00        15169.00
12/31/06               17432.00         12247.00        17005.00
6/30/07                17587.00         13254.00        18215.00




                                TOP 20 PORTFOLIO



TOTAL RETURNS
FOR PERIODS                   RUSSELL
ENDED                           3000    RUSSELL
JUNE 30, 2007*       FUND      GROWTH     3000
-----------------------------------------------

Six Months            0.89%     8.22%     7.11%
One Year              0.41%    18.84%    20.07%
Annualized Five
 Year                 3.72%     9.58%    11.53%
Annualized Since
 Inception**          6.67%     3.27%     7.09%
Value of a
 $10,000
 investment
 over Life of
 Fund**            $ 17,587   $13,254   $18,215



 * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

 ** Inception September 30, 1998

NAVELLIER MILLENNIUM FUNDS



For the first six months, all sectors contributed to the total return. In the consumer discretionary sector, which contributed 2.97% to the total return, Fiat and Garman were the two leaders. Fiat returned 55% in the first six months; the portfolio had a 2% ending weight. Garmin returned 32% during the same period and the portfolio held an ending weight of 1.5%. Other strong sectors of the portfolio were consumer staples, energy, industrials, healthcare, and materials. No sector for the first six months had a negative return.

Companies that detracted from performance for the quarter where Tata Motors, Dr. Reddy's, Advantest Corp., Kubota, and Hutchinson Telecommunications. Tata Motors and Dr. Reddy's (a generic pharmaceutical company), with their negative returns, made India (of which we had a 1.3% weighting in the portfolio) our weakest country, performance wise. With the exception of India, Belgium and Bermuda all other countries had positive returns. The reason for Belgium being negative was that the portfolio only held one stock from that country; that being Delhaize Group which was down 1.4% and contributed -0.01% toward the six month performance of the portfolio. Lazard Ltd., which is domiciled in Bermuda, was down 4.5% during the six months.

Going forward, we believe the long awaited rotation into large capitalization growth stocks will continue. Interest rates could slowly rise unless there are global dislocations that cause investors to move to sovereign debt. Even if this should occur, we feel that it will be short-lived and investors will return to equities because of their favorable fundamentals.

NAVELLIER TOP 20 PORTFOLIO MID-YEAR REVIEW: The Navellier Top 20 Portfolio has had a very difficult first half of the year. The consumer discretionary and technology sectors have really hindered relative performance while the energy sector was a bright spot for the portfolio. Stock selection has been the most challenging aspect hindering portfolio performance while sector allocation has been neutral for the portfolio. Stock specific news stories have been the biggest culprit for the volatility and underperformance. One such story was Qiao Xing Universal Telephone which was rumored to have some accounting irregularities. Another involved International Game Technology which has suffered since speculation about the impending slowdown of consumer spending. These kinds of stories can be difficult to recover from in a concentrated portfolio. That being said, we believe the markets will once again begin to focus on strong fundamentals and the portfolio should do very well.

The 1(st) and 4(th) quarters are typically very strong for our portfolios and we feel confident that this year should be no different. After pushing through the early summer market doldrums the portfolio held up pretty well through an unprecedented bout of volatility that wreaked havoc on the markets after the end of the 2nd quarter. The subprime meltdown and de-leveraging of hedge funds presented difficult tests for investor confidence. We believe the markets will digest all the subprime woes and the Fed will step in and cut rates to help stabilize the U.S. housing markets. As the Fed cuts rates delinquencies will decrease and the markets should once again resume their strong bull run. We live in a global economy with growth rates exceeding all historical norms. China and India are just getting ramped up building infrastructure which benefits our U.S. exporters and multinational companies. We have a lot of exposure to industrial and material stocks which are building the global infrastructure, and as these countries continue to grow global demand and growth will overshadow the current U.S. mortgage problems.

                                                      NAVELLIER MILLENNIUM FUNDS


In summary, as the Fed steps into the U.S. markets and helps stabilize our economy, the markets will once again become focused on fundamentals. We attempt to buy only the most solid fundamental stocks in our portfolios. We also believe as the global economy continues to grow many of the holdings in our portfolios will benefit from this global trade.

We encourage you to visit our website at www.navellier.com for regular updates on the funds and for our free market commentary, Marketmail.

Sincerely,





-s- Louis G. Navellier                        -s- James O. Leary
LOUIS G. NAVELLIER                            JAMES H. O'LEARY, CFA
Chief Investment Officer/CEO                  Portfolio Manager

-s- Michael Garaventa                         -s- Arjen Kuyper
MICHAEL GARAVENTA                             ARJEN KUYPER
Portfolio Manager                             President/COO

-s- PHILLIP MITTELDORF
PHILLIP MITTELDORF
Assistant Portfolio Manager

NAVELLIER MILLENNIUM FUNDS




PORTFOLIO OF INVESTMENTS
TOP 20 PORTFOLIO                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------


SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS GRAPH)



Business
  Services       11.0
Electric
  Services       10.7
Insurance        10.4
Oil/Gas          10.1
Energy            9.0
Medical
  Equipment &
  Supplies        5.4
Health Care
  Products &
  Services        5.3
Pharmaceuti-
  cals            5.2
Chemicals         5.1
Transporta-
  tion            4.9
Media             4.8
Electronics       4.4
Computer
  Integrated
  Systems
  Design          4.4
Retail            4.1
Telecommuni-
  cations
  Equipment &
  Services        4.1
Short-Term
  Investments     1.3

*PERCENTAGE BASED ON TOTAL INVESTMENTS.





 SHARES                                      MARKET VALUE



COMMON STOCKS - 98.9%
BUSINESS SERVICES - 11.0%
                 8,110     TeleTech
                               Holdings,
                               Inc.*            $  263,413
                 6,068     Watson Wyatt
                               Worldwide,
                               Inc.                306,312
                                                ----------
                                                   569,725
                                                ----------
CHEMICALS - 5.1%
                 5,408     Church & Dwight
                               Co., Inc.           262,072
                                                ----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 4.4%
                24,825     Simulations
                               Plus, Inc.*         227,894
                                                ----------
ELECTRIC SERVICES - 10.7%
                 4,349     FPL Group, Inc.         246,762
                 7,342     NRG Energy,
                               Inc.*               305,207
                                                ----------
                                                   551,969
                                                ----------
ELECTRONICS - 4.4%
                 5,794     International
                               Game
                               Technology          230,022
                                                ----------
ENERGY - 9.0%
                 5,283     Allegheny
                               Energy,
                               Inc.*               273,342
                 9,003     Avista Corp.            194,015
                                                ----------
                                                   467,357
                                                ----------
HEALTH CARE PRODUCTS & SERVICES - 5.3%
                 3,025     WellCare Health
                               Plans, Inc.*        273,793
                                                ----------
INSURANCE - 10.4%
                16,447     Amerisafe, Inc.*        322,855
                12,965     ProCentury
                               Corp.               217,293
                                                ----------
                                                   540,148
                                                ----------
MEDIA - 4.8%
                10,666     The DIRECTV
                               Group, Inc.*        246,491
                                                ----------
MEDICAL EQUIPMENT & SUPPLIES - 5.4%
                 4,972     Baxter
                               Interna-
                               tional,
                               Inc.                280,122
                                                ----------
OIL/GAS - 10.1%
                10,424     Covanta Holding
                               Corp.*              256,952
                 2,532     National-Oilwell
                               Varco, Inc.*        263,935
                                                ----------
                                                   520,887
                                                ----------
PHARMACEUTICALS - 5.2%
                 4,716     Celgene Corp.*          270,368
                                                ----------
RETAIL - 4.1%
                 8,301     American Eagle
                               Outfitters,
                               Inc.                213,004
                                                ----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 4.1%
                17,148     Qiao Xing
                               Universal
                               Telephone,
                               Inc.*               212,121
                                                ----------
TRANSPORTATION - 4.9%
                 2,676     Lockheed Martin
                               Corp.               251,892
                                                ----------
TOTAL COMMON STOCKS
  (COST $5,135,907)                              5,117,865
                                                ----------
MONEY MARKET FUNDS - 1.3%
                68,301     FBR Fund for
                               Government
                               Investors            68,301
                                                ----------
TOTAL INVESTMENTS - 100.2%
  (COST $5,204,208)                              5,186,166
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (0.2%)                                           (9,256)
                                                ----------
NET ASSETS - 100.0%                             $5,176,910
                                                ==========

----------------------


* Non-Income producing.

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS



PORTFOLIO OF INVESTMENTS
INTERNATIONAL GROWTH PORTFOLIO                         June 30, 2007 (unaudited)

--------------------------------------------------------------------------------


SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS GRAPH)



Telecommuni-
  cations
  Equipment &
  Services       12.4
Food,
  Beverage &
  Tobacco        12.0
Electronics       8.5
Oil/Gas           7.9
Pharmaceuti-
  cals            6.8
Banking           6.7
Automobiles       6.1
Computer
  Equipment,
  Software &
  Services        5.2
Insurance         5.1
Semiconduc-
  tors            4.9
Electronic
  Instruments
  & Controls      2.5
Financial
  Services        2.4
Tools &
  Hardware        2.3
Utilities         2.2
Health Care
  Products &
  Services        2.0
Building
  Materials &
  Products        1.8
Electric
  Services        1.7
Industrial        1.5
Medical
  Equipment &
  Supplies        1.4
Chemical          1.2
Aerospace/De-
  fense           1.2
Retail            1.1
Media             1.1
Transporation     1.1
Entertainment
  & Leisure       1.0
Short-Term
  Investments     0.1


*PERCENTAGE BASED ON TOTAL INVESTMENTS.




 SHARES                                              MARKET VALUE



COMMON STOCKS - 100.1%
AEROSPACE/DEFENSE - 1.2%
                   750     BAE Systems plc ADR
                               (Britain)                $   24,244
                                                        ----------
AUTOMOBILES - 6.1%
                 1,566     Fiat S.p.A. ADR (Italy)          46,604
                   872     HONDA MOTOR CO., LTD.
                               ADR (Japan)                  31,645
                 2,431     Volvo AB ADR (Sweden)            48,353
                                                        ----------
                                                           126,602
                                                        ----------
BANKING - 6.7%
                 1,704     ABB Ltd. ADR
                               (Switzerland)                38,510
                   235     Deutsche Bank AG
                               (Germany)                    34,014
                   275     HSBC Holdings plc ADR
                               (Britain)                    25,237
                   239     National Australia Bank
                               Ltd. ADR
                               (Australia)*                 41,293
                                                        ----------
                                                           139,054
                                                        ----------
BUILDING MATERIALS & PRODUCTS - 1.8%
                     2     Cemex S.A. de C.V. ADR
                               (Mexico)*                        74
                   977     Chicago Bridge & Iron
                               Co. N.V. ADR
                               (Netherlands)                36,872
                                                        ----------
                                                            36,946
                                                        ----------
CHEMICALS - 1.2%
                   333     Potash Corporation of
                               Saskatchewan, Inc.           25,964
                                                        ----------
COMPUTER EQUIPMENT, SOFTWARE & SERVICES - 5.2%
                 1,344     Logitech International
                               S.A. ADR
                               (Switzerland)*               35,468
                   614     SAP AG ADR (Germany)             31,357
                 1,311     Trend Micro, Inc. ADR
                               (Japan)                      42,050
                                                        ----------
                                                           108,875
                                                        ----------
ELECTRIC SERVICES - 1.7%
                   662     Enel S.p.A. ADR (Italy)          35,549
                                                        ----------
ELECTRONIC INSTRUMENTS & CONTROLS - 2.5%
                   715     Garmin Ltd. (Cayman
                               Islands)                     52,889
                                                        ----------

NAVELLIER MILLENNIUM FUNDS




PORTFOLIO OF INVESTMENTS
INTERNATIONAL GROWTH PORTFOLIO             June 30, 2007 (unaudited) (continued)

--------------------------------------------------------------------------------

 SHARES                                              MARKET VALUE

ELECTRONICS - 8.5%
                   630     Canon, Inc. ADR (Japan)          36,943
                 1,727     Matsushita Electric
                               Industrial Co., Ltd.
                               ADR (Japan)                  34,212
                 1,358     Nintendo Co., Ltd. ADR
                               (Japan)                      62,170
                   844     SONY CORP. ADR (Japan)           43,356
                                                        ----------
                                                           176,681
                                                        ----------
ENTERTAINMENT & LEISURE - 1.0%
                   844     InterContinental Hotels
                               Group PLC (Britain)          20,914
                                                        ----------
FINANCIAL SERVICES - 2.4%
                   967     Allianz SE ADR (Germany)         22,502
                   601     Lazard, Ltd. - Class A
                               (Bermuda)                    27,063
                                                        ----------
                                                            49,565
                                                        ----------
FOOD, BEVERAGE & TOBACCO - 12.0%
                   721     British American Tobacco
                               plc ADR (Britain)            49,850
                   614     Diageo plc ADR (Britain)         51,151
                 1,968     Groupe Danone ADR
                               (France)                     32,000
                   293     Nestle S.A. ADR
                               (Switzerland)                28,025
                   284     Sodexho Alliance S.A.
                               ADR (France)                 20,241
                 1,255     Tesco plc ADR (Britain)          31,846
                   366     Wimm-Bill-Dann Foods ADR
                               (Russia)                     38,068
                                                        ----------
                                                           251,181
                                                        ----------
HEALTH CARE PRODUCTS & SERVICES - 2.0%
                   551     Bayer AG ADR (Germany)           41,490
                                                        ----------
INDUSTRIAL - 1.5%
                   772     KUBOTA CORP. ADR (Japan)         31,266
                                                        ----------
INSURANCE - 5.1%
                   630     Axa ADR (France)                 27,115
                   539     China Life Insurance
                               Co., Ltd. ADR
                               (China)                      28,928
                   546     ING Groep N.V. ADR
                               (Netherlands)                24,008
                   588     Willis Group Holdings
                               Ltd. (Britain)               25,907
                                                        ----------
                                                           105,958
                                                        ----------
MEDIA - 1.1%
                 1,008     News Corp. ADR - Class B
                               (United States)              23,124
                                                        ----------
MEDICAL EQUIPMENT & SUPPLIES - 1.4%
                   487     Smith & Nephew plc ADR
                               (Britain)                    30,209
                                                        ----------
OIL/GAS - 7.9%
                   541     BP Amoco plc ADR
                               (Britain)                    39,028
                   718     EnCana Corp. (Canada)            44,121
                   341     PetroChina Co. Ltd. ADR
                               (China)                      50,700
                   362     Schlumberger Ltd.
                               (United States)              30,748
                                                        ----------
                                                           164,597
                                                        ----------
PHARMACEUTICALS - 6.8%
                   335     GlaxoSmithKline plc ADR
                               (Britain)                    17,544
                   645     ICON plc ADR (Ireland)*          28,212
                   547     Novo-Nordisk A/S ADR
                               (Denmark)                    59,437
                   402     Roche Holding ADR
                               (Switzerland)                35,698
                                                        ----------
                                                           140,891
                                                        ----------
RETAIL - 1.1%
                   238     Delhaize Group ADR
                               (Belgium)                    23,305
                                                        ----------
SEMICONDUCTORS - 4.9%
                 4,446     ARM Holdings plc ADR
                               (Britain)                    38,903
                 1,456     Infineon Technologies AG
                               ADR (Germany)*               24,068
                 3,472     Taiwan Semiconductor
                               Manufacturing Co.
                               Ltd. ADR (Taiwan)            38,646
                                                        ----------
                                                           101,617
                                                        ----------
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 12.4%
                   642     America Movil ADR
                               (Mexico)*                    39,759
                   544     BT Group plc ADR
                               (Britain)                    36,220
                   548     China Mobile Ltd. ADR
                               (Hong Kong)                  29,537
                 1,943     Nokia Oyj ADR (Finland)          54,617
                   838     Nortel Networks Corp.
                               (Canada)*                    20,154
                   581     Telefonica S.A. ADR
                               (Spain)                      38,788
                   689     Telenor ASA ADR (Norway)         40,530
                                                        ----------
                                                           259,605
                                                        ----------
TOOLS & HARDWARE - 2.3%
                 1,087     Makita Corp. ADR (Japan)         48,524
                                                        ----------
TRANSPORTATION - 1.1%
                   723     Danaos Corp. (Greece)            22,738
                                                        ----------
UTILITIES - 2.2%
                   573     Veolia Environnement ADR
                               (France)                     44,929
                                                        ----------
TOTAL COMMON STOCKS
  (COST $1,579,380)                                      2,086,717
                                                        ----------
MONEY MARKET FUNDS - 0.1%
                 2,762     FBR Fund for Government
                               Investors                     2,762
                                                        ----------
TOTAL INVESTMENTS - 100.2%
  (COST $1,582,142)                                      2,089,479
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)             (5,084)
                                                        ----------
NET ASSETS - 100.0%                                     $2,084,395
                                                        ==========

----------------------


* Non-Income producing.

ADR - American Depositary Receipts

                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS



STATEMENTS OF ASSETS AND LIABILITIES
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------



                                                                                 INTERNATIONAL
                                                                     TOP 20          GROWTH
                                                                    PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------

ASSETS
   Securities at Cost                                             $  5,204,208     $1,582,142
                                                                  ------------     ----------
   Securities at Value (Note 1)                                   $  5,186,166     $2,089,479
   Investment Income Receivable (Note 1)                                 2,230          5,204
   Receivable from Adviser                                              15,966         13,307
   Other Assets                                                          9,913          6,796
                                                                  ------------     ----------
    Total Assets                                                     5,214,275      2,114,786
                                                                  ------------     ----------

LIABILITIES
   Payable for Shares Redeemed                                              --          6,000
   Distribution Fees Payable (Note 3)                                    5,995          2,073
   Professional Fees                                                    10,142         10,142
   Other Liabilities                                                    21,228         12,176
                                                                  ------------     ----------
    Total Liabilities                                                   37,365         30,391
                                                                  ------------     ----------

NET ASSETS                                                        $  5,176,910     $2,084,395
                                                                  ============     ==========

NET ASSETS CONSIST OF:
   Paid-in Capital                                                $ 16,696,879     $1,464,331
   Accumulated Net Investment Income (Loss)                            (25,415)        15,809
   Accumulated Net Realized Gain (Loss) on Investments             (11,476,512)        96,918
   Net Unrealized Appreciation (Depreciation) of Investments           (18,042)       507,337
                                                                  ------------     ----------

NET ASSETS                                                        $  5,176,910     $2,084,395
                                                                  ============     ==========

PRICING OF SHARES
Net assets                                                        $  5,176,910     $2,084,395
Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                    351,463        184,282
Net asset value, offering price and redemption price per share    $      14.73     $    11.31




                       See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS




STATEMENTS OF OPERATIONS
                              For the Six Months Ended June 30, 2007 (unaudited)

--------------------------------------------------------------------------------



                                                                               INTERNATIONAL
                                                                     TOP 20        GROWTH
                                                                   PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest (Note 1)                                               $     871      $    899
   Dividends(A) (Note 1)                                              16,965        30,218
                                                                   ---------      --------
    Total Investment Income                                           17,836        31,117
                                                                   ---------      --------

EXPENSES
   Investment Advisory Fee (Note 2)                                   28,839        10,205
   Accounting and Pricing Fees                                        38,412        38,412
   Distribution Plan Fees (Note 3)
    Class A Shares                                                     7,210         2,551
   Transfer Agent fees
    Class A Shares                                                     9,025           881
   Printing Expense                                                   16,864         9,479
   Trustees' Fees                                                      9,000         9,000
   Custodian Fees                                                      4,834         5,377
   Legal Expense                                                       6,250         6,250
   Registration Fees
    Class A Shares                                                    11,058         9,422
   Audit Fees                                                         10,200        10,200
   Compliance Fees                                                       200            60
   Pricing Expense                                                       374           882
   Underwriting Fees (Note 3)                                          3,694         1,306
   Other Expenses                                                      1,849           947
                                                                   ---------      --------
    Total Expenses                                                   147,809       104,972
    Less Expenses Reimbursed by Investment Adviser (Note 2)         (104,558)      (89,664)
                                                                   ---------      --------
      Net Expenses                                                    43,251        15,308
                                                                   ---------      --------

NET INVESTMENT INCOME (LOSS)                                         (25,415)       15,809

Net Realized Gain on Investments                                     731,892        89,568
Change in Net Unrealized Appreciation/Depreciation of
   Investments                                                      (626,246)      100,321
                                                                   ---------      --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      105,646       189,889
                                                                   ---------      --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  80,231      $205,698
                                                                   =========      ========

-------------------------------------------------------------
(A) Net of foreign tax withholding of:                             $     293      $  3,320




                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS



STATEMENTS OF CHANGES IN NET ASSETS
                                                                   June 30, 2007

--------------------------------------------------------------------------------



                                                            TOP 20                INTERNATIONAL GROWTH
                                                          PORTFOLIO                     PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                  FOR THE SIX      FOR THE      FOR THE SIX      FOR THE
                                                  MONTHS ENDED    YEAR ENDED    MONTHS ENDED   YEAR ENDED
                                                 JUNE 30, 2007     DECEMBER    JUNE 30, 2007    DECEMBER
                                                  (UNAUDITED)        2006       (UNAUDITED)       2006
----------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)                   $   (25,415)   $   (83,330)    $   15,809    $      749
   Net Realized Gain on Investment
     Transactions                                     731,892        694,918         89,568        74,677
   Change in Net Unrealized
     Appreciation/Depreciation of
     Investments                                     (626,246)      (943,190)       100,321       212,024
                                                  -----------    -----------     ----------    ----------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations                       80,231       (331,602)       205,698       287,450
                                                  -----------    -----------     ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income:
    Class A Shares                                         --             --             --          (751)
   From Net Realized Gain:
    Class A Shares                                         --             --             --       (61,868)
                                                  -----------    -----------     ----------    ----------
   Decrease in Net Assets Resulting from
     Distributions to Shareholders                         --             --             --       (62,619)
                                                  -----------    -----------     ----------    ----------

FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
    Class A Shares                                     15,900      3,946,265        422,866     1,095,954
   Reinvestment of Distributions:
    Class A Shares                                         --             --             --        61,344
   Cost of Shares Redeemed:*
    Class A Shares                                 (1,136,763)    (5,741,671)      (415,253)     (310,977)
                                                  -----------    -----------     ----------    ----------
   Net Increase (Decrease) in Net Assets
     Resulting from Share Transactions             (1,120,863)    (1,795,406)         7,613       846,321
                                                  -----------    -----------     ----------    ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS         (1,040,632)    (2,127,008)       213,311     1,071,152
NET ASSETS - Beginning of Period                    6,217,542      8,344,550      1,871,084       799,932
                                                  -----------    -----------     ----------    ----------
NET ASSETS - End of Period                        $ 5,176,910    $ 6,217,542     $2,084,395    $1,871,084
                                                  ===========    ===========     ==========    ==========

ACCUMULATED NET INVESTMENT INCOME (LOSS)          $   (25,415)   $        --     $   15,809    $       --
                                                  ===========    ===========     ==========    ==========

SHARES
   Sold:
    Class A Shares                                      1,051        242,581         40,229       116,198
   Issued in Reinvestment of Distributions:
    Class A Shares                                         --             --             --         6,102
   Redeemed:
    Class A Shares                                    (75,468)      (404,051)       (38,508)      (32,565)
                                                  -----------    -----------     ----------    ----------

NET INCREASE (DECREASE) IN SHARES                     (74,417)      (161,470)         1,721        89,735
                                                  ===========    ===========     ==========    ==========

-------------------------------------------



* Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended June 30, 2007, these fees were $0 and $278 for the Top 20 Portfolio and International Growth Portfolio, respectively. For the period ended December 31, 2006, these fees were $1,233 and $161 for the Top 20 Portfolio and International Growth Portfolio, respectively.


                       See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS




FINANCIAL HIGHLIGHTS
TOP 20 PORTFOLIO CLASS A                                           June 30, 2007

--------------------------------------------------------------------------------



                                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                             FOR THE SIX
                                             MONTHS ENDED
                                            JUNE 30, 2007
                                             (UNAUDITED)      2006      2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net Asset Value - Beginning of Period        $14.60       $14.21    $12.96    $12.54   $  8.86   $ 13.45
                                               -------      -------   -------   -------   -------   -------
   Income (Loss) from Investment
     Operations:
    Net Investment Loss                          (0.07)       (0.20)    (0.14)    (0.06)    (0.08)    (0.05)
    Net Realized and Unrealized Gain
       (Loss) on Investments                      0.20         0.59      1.39      0.48      3.76     (4.54)
                                               -------      -------   -------   -------   -------   -------
   Total from Investment Operations               0.13         0.39      1.25      0.42      3.68     (4.59)
                                               -------      -------   -------   -------   -------   -------
   Paid-in Capital from Redemption Fees             --         0.00(A)     --        --        --        --
                                               -------      -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net Asset
     Value                                        0.13         0.39      1.25      0.42      3.68     (4.59)
                                               -------      -------   -------   -------   -------   -------
   Net Asset Value - End of Period              $14.73       $14.60    $14.21    $12.96   $ 12.54   $  8.86
                                               =======      =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN*                          0.89%(B)     2.74%     9.65%     3.35%    41.53%   (34.13)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement                   1.50%(C)     1.50%     1.50%     1.50%     1.50%     1.50%
   Expenses Before Reimbursement                  5.13%(C)     3.76%     4.09%     3.47%     2.96%     2.27%
   Net Investment Loss After Reimbursement       (0.88)%(C)   (0.98)%   (0.83)%   (0.40)%   (0.63)%   (0.39)%
   Net Investment Loss Before
     Reimbursement                               (4.51)%(C)   (3.24)%   (3.42)%   (2.37)%   (2.09)%   (1.16)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate                         151%(C)      196%      146%      118%      215%      207%
   Net Assets at End of Period (in
     thousands)                                $ 5,177      $ 6,218   $ 8,345   $ 7,095   $10,354   $10,513
   Number of Shares Outstanding at End of
     Period (in thousands)                         351          426       587       547       825     1,187

------------------------------------------



(A) Less than $0.01.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized.

* Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges which were in effect until April 25, 2005.


                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS



FINANCIAL HIGHLIGHTS
INTERNATIONAL GROWTH PORTFOLIO CLASS A                             June 30, 2007

--------------------------------------------------------------------------------



                                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED
                                             JUNE 30, 2007
                                              (UNAUDITED)      2006      2005      2004     2003      2002
------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net Asset Value - Beginning of Period        $   10.25    $  8.62   $  7.76   $  6.79   $ 5.08   $  5.74
                                               ----------    -------   -------   -------   ------   -------
   Income (Loss) from Investment
     Operations:
    Net Investment Income                            0.09       0.01      0.04      0.01     0.10      0.02
    Net Realized and Unrealized Gain
       (Loss) on Investments                         0.97       1.97      1.09      0.96     1.71     (0.66)
                                               ----------    -------   -------   -------   ------   -------
   Total from Investment Operations                  1.06       1.98      1.13      0.97     1.81     (0.64)
                                               ----------    -------   -------   -------   ------   -------
   Distributions to Shareholders:
    From Net Investment Income                         --      (0.01)    (0.04)       --    (0.10)    (0.02)
    From Net Realized Gain                             --      (0.34)    (0.23)       --       --        --
                                               ----------    -------   -------   -------   ------   -------
   Total Distributions                                 --      (0.35)    (0.27)       --    (0.10)    (0.02)
                                               ----------    -------   -------   -------   ------   -------
   Paid-in Capital from Redemption Fees              0.00(A)    0.00(A)     --        --       --        --
                                               ----------    -------   -------   -------   ------   -------
   Net Increase (Decrease) in Net Asset
     Value                                           1.06       1.63      0.86      0.97     1.71     (0.66)
                                               ----------    -------   -------   -------   ------   -------
   Net Asset Value - End of Period              $   11.31    $ 10.25   $  8.62   $  7.76   $ 6.79   $  5.08
                                               ==========    =======   =======   =======   ======   =======

TOTAL INVESTMENT RETURN*                            10.34%(B)  23.01%    14.57%    14.29%   35.82%   (11.22)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement                      1.50%(C)   1.50%     1.50%     1.50%    1.50%     1.49%
   Expenses Before Reimbursement                    10.28%(C)  15.14%    25.80%    23.37%   11.33%    10.80%
   Net Investment Income (Loss) After
     Reimbursement                                   1.55%(C)   0.06%     0.64%     0.10%   (0.02)%    0.36%
   Net Investment Loss Before Reimbursement         (7.23)%(C)(13.58)%  (23.66)%  (21.77)%  (9.85)%   (8.95)%

SUPPLEMENTARY DATA:
   Portfolio Turnover Rate                             90%(C)     67%       75%       86%     161%       85%
   Net Assets at End of Period (in
     thousands)                                $    2,084    $ 1,871   $   800   $   609   $  640   $ 1,111
   Number of Shares Outstanding at End of
     Period (in thousands)                            184        183        93        79       94       219

-------------------------------------------



(A) Less than $0.01.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized.

* Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges which were in effect until April 25, 2005.


                       See Notes to Financial Statements.

NAVELLIER MILLENNIUM FUNDS




NOTES TO FINANCIAL STATEMENTS
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interest. The Fund's objective is to achieve long-term capital growth. The Fund currently consists of two Portfolios, each with its own investment strategies and policies: the Top 20 Portfolio and the International Growth Portfolio, each a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers Class A shares, which have been offered since September 30, 1998. On April 24, 2005, Class B and Class C were consolidated into Class A shares. Class A shares are purchased at net asset value per share. Prior to April 24, 2005 Class A shares were purchased at the public offering price which included a maximum sales charge of up to 4.95% (equal to 5.2% of the net asset value) depending on the size of the purchase. Income and expenses and realized and unrealized gains and losses of the Fund were allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 3). Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

The following is a summary of significant accounting policies that the Fund follows:

          (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

          In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Navellier Millennium Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

          (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

          (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

          (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

                                                      NAVELLIER MILLENNIUM FUNDS

                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------


     reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

The Adviser has agreed to limit the total operating expenses of each Portfolio's Class A to 1.50% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $104,558 and $89,664, respectively, for the six months ended June 30, 2007.

3. DISTRIBUTION PLAN

IFS Fund Distributors, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of Class A, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales of securities (excluding short-term securities) were as follows:


----------------------------------------------------------------------------------------
                                                        TOP 20     INTERNATIONAL GROWTH
                                                       PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------

Purchases                                             $4,304,374         $916,819
----------------------------------------------------------------------------------------
Sales                                                 $5,447,372         $907,055
----------------------------------------------------------------------------------------

NAVELLIER MILLENNIUM FUNDS




NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the year ended December 31, 2006 was as follows:


-------------------------------------------------------------------------------------
                                                                      2006
-------------------------------------------------------------------------------------
                                                            ORDINARY     LONG-TERM
                                                             INCOME    CAPITAL GAINS
-------------------------------------------------------------------------------------

Top 20 Portfolio                                             $   --       $    --
International Growth Portfolio                               $7,102       $55,517
-------------------------------------------------------------------------------------


The following information is computed on a tax basis for each item for the year ended December 31, 2006:


-----------------------------------------------------------------------------------------
                                                        TOP 20      INTERNATIONAL GROWTH
                                                       PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------

Gross Unrealized Appreciation                        $    745,011        $  412,735
Gross Unrealized Depreciation                            (136,807)          (11,382)
-----------------------------------------------------------------------------------------
Net Unrealized Appreciation                               608,204           401,353
Capital Loss Carryforward                             (12,208,404)               --
Undistributed Ordinary Income                                  --            13,013
-----------------------------------------------------------------------------------------
Total Accumulated Earnings (Deficit)                 $(11,600,200)       $  414,366
-----------------------------------------------------------------------------------------
Cost of Investments for Federal Tax Purposes         $  5,646,966        $1,491,421
-----------------------------------------------------------------------------------------


The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of June 30, 2007, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:


-----------------------------------------------------------------------------------------------
                                                      GROSS          GROSS      NET UNREALIZED
                                       FEDERAL     UNREALIZED     UNREALIZED     APPRECIATION
                                      TAX COST*   APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------------------------------------------

Top 20 Portfolio                     $5,204,208     $350,490       $(368,532)      $(18,042)
International Growth Portfolio       $1,587,805     $519,193       $ (17,518)      $501,675
-----------------------------------------------------------------------------------------------



* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

                                                      NAVELLIER MILLENNIUM FUNDS

                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

As of December 31, 2006, the Portfolios reclassified net investment losses on the Statement of Assets and Liabilities as follows:


----------------------------------------------------------------------------------------
                                                     UNDISTRIBUTED
                                                    NET INVESTMENT   CAPITAL    PAID-IN
                                                        INCOME        GAINS     CAPITAL
----------------------------------------------------------------------------------------

Top 20 Portfolio                                        $83,330        $--     $(83,330)
International Growth Portfolio                          $     2        $--     $     (2)
----------------------------------------------------------------------------------------


Such reclassifications have no effect on the Funds' net assets or net asset value per share.

As of December 31, 2006, the Fund had the following capital loss carryforwards for federal income tax purposes:


-------------------------------------------------------------------------------------
                                                                          EXPIRATION
                                                               AMOUNT        DATE
-------------------------------------------------------------------------------------

Top 20 Portfolio                                             $8,317,406      2009
                                                              3,626,476      2010
                                                                264,522      2011
-------------------------------------------------------------------------------------


During the year ended December 31, 2006, the Top 20 Portfolio utilized $642,680 of capital loss carryforwards.

The remaining capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of June 30, 2007, management has determined that the Funds have no uncertain tax positions.

6. BORROWING AGREEMENT

The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2007, the Funds had no outstanding borrowings.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NAVELLIER MILLENNIUM FUNDS




SCHEDULE OF SHAREHOLDER EXPENSES
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


--------------------------------------------------------------------------------------------------------------------
                                  NET EXPENSE                                                        EXPENSES PAID
                                     RATIO        TOTAL RETURN       BEGINNING         ENDING         DURING THE
                                   ANNUALIZED   SIX MONTHS ENDED   ACCOUNT VALUE   ACCOUNT VALUE   SIX MONTHS ENDED
                                    JUNE 30,        JUNE 30,         JANUARY 1,       JUNE 30,         JUNE 30,
                                      2007            2007              2007            2007             2007*

TOP 20 PORTFOLIO
   Class A Actual                     1.50%            0.89%         $1,000.00       $1,008.90           $7.47
   Class A Hypothetical               1.50%            2.48%         $1,000.00       $1,017.36           $7.50
INTERNATIONAL GROWTH PORTFOLIO
   Class A Actual                     1.50%           10.34%         $1,000.00       $1,103.40           $7.82
   Class A Hypothetical               1.50%            2.48%         $1,000.00       $1,017.36           $7.50
--------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                      NAVELLIER MILLENNIUM FUNDS



OTHER ITEMS
                                                       June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

PROXY VOTING GUIDELINES

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CLASS B AND CLASS C SHARE CONSOLIDATION

On April 24, 2005, the Fund consolidated Class B shares and Class C shares into Class A shares of each Portfolio. Each share of Class B and Class C was exchanged for Class A share at a net asset value of $12.22 per share of the Top 20 Fund and $7.50 per share of the International Fund. This consolidation qualified as a tax-free exchange.

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

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



TRANSFER AGENT                        DISTRIBUTOR                            INVESTMENT ADVISER

JPMorgan Chase Bank, N.A.             IFS Fund Distributors, Inc.            Navellier & Associates, Inc.
P.O. Box 5354                         303 Broadway, Suite 1100               One East Liberty, Third Floor
Cincinnati, Ohio 45201                Cincinnati, Ohio 45202                 Reno, Nevada 89501

800-622-1386 E.S.T.                                                          800-887-8671 P.S.T.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year. There was an amendment to the definition of reportable funds to include ETFs in the Code of Ethics for Navellier & Associates, Inc. Also, a waiver was given regarding pre-clearance forms to one of Navellier & Associates, Inc.'s portfolio managers for two of his accounts traded as separately managed accounts. This waiver stipulates that the portfolio manager may not personally enter the trades in his accounts, and the securities are traded in a last in, last out fashion so not to gain advantage over our clients.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2005 were $27,000. The aggregate fees for audit services for fiscal 2006 were $32,000.00

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2005 and none for 2006.

         (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2005 were $5,000 and for 2006 were $5,000.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2005 or 2006.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $9,000 for 2005
           $ 6,000 for 2006

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.    Reserved (See item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio management of Closed-End Management Investment Companies

       N/A

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases

       N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

           There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: August 30, 2007                       By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: August 30, 2007                       By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: August 30, 2007                       By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer